INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 3,821,620	$ 3,944,796
Work-in-process	5,711,848	6,536,395
Finished goods	5,915,899	5,202,299
Total	15,449,367	15,683,490
Inventory write-down	$ 0	$ 0	$ 0